Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax provision
Federal									$ 36	$ 0	$ 0
State									1	1	1
Total current tax provision									37	1	1
Deferred tax provision
Federal									(492)	43	(1,963)
State									(571)	107	(40)
Total deferred tax provision									(1,063)	151	(2,002)
Total deferred tax provision										150
Total deferred tax provision											(2,003)
Income tax expense (benefit)	$ (1,030)	$ 2	$ 1	$ 1	$ 1	$ 146	$ 2	$ 2	$ (1,026)	$ 151	$ (2,002)